                     MFS(R) NEW YORK MUNICIPAL BOND FUND

         SUPPLEMENT DATED DECEMBER 12, 2000 TO THE CURRENT PROSPECTUS

    This Supplement describes the fund's class C shares, and it supplements certain information in the fund's current Prospectus. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

1. RISK RETURN SUMMARY

PERFORMANCE TABLE. The Performance Table is not included because the fund's class C shares has not had a full calendar year of investment operations.

2. EXPENSE SUMMARY

EXPENSE TABLE

The "Expense Table" describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund. The table is supplemented as follows:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                          CLASS C
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) ......          None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or
redemption proceeds, whichever is less) ...................................................         1.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------
Management Fees ...........................................................................         0.55%

Distribution and Service (12b-1) Fees(1) ..................................................         1.00%

Other Expenses(2) .........................................................................         0.23%
                                                                                                   ------
Total Annual Fund Operating Expenses ......................................................         1.78%

Fee Waiver(3) .............................................................................       (0.20)%
                                                                                                   ------
Net Expenses ..............................................................................         1.58%

------------
(1) The fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class C shares and the services provided to you by your financial adviser (referred to as distribution and service fees).
(2) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. "Other Expenses" do not take into account these expense reductions. Had these expense reductions been taken into account, "Total Annual Fund Operating Expenses" would be 1.56%.
(3) MFS has contractually agreed to waive its right to receive the management fee to a maximum of 0.35%
    annually of the fund's average daily net assets.

EXAMPLE OF EXPENSES

The "Example of Expenses" table is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

o The fund's operating expenses remain the same;

The table is supplemented as follows, except that the fund's total operating expenses are assumed to be the fund's "Net Expenses" for the first year, and the fund's "Total Annual Operating Expenses" for subsequent years.

SHARE CLASS                                              YEAR 1           YEAR 3
--------------------------------------------------------------------------------
Class C shares
  Assuming redemption at end of period                     161             541
  Assuming no redemption                                   264             541

3. DESCRIPTION OF SHARE CLASSES

The "Description of Share Classes" is supplemented as follows:

The fund offers three classes of shares, each bearing different sales charges and distribution fee arrangements. Class A and class B are described in the Prospectus and Statement of Additional Information, and class C shares are described below.

CLASS C SHARES

You may purchase class C shares at net asset value without an initial sales charge, but if you redeem your shares within the first year you may be subject to a CDSC of 1.00%. Class C shares have annual distribution and service fees up to a maximum of 1.00% of net assets annually. Class C shares do not convert to any other class of shares of the fund.

CALCULATION OF CDSC

As discussed above, certain investments in class C shares will be subject to a CDSC.

    Purchases of class C shares made on any day during a calendar month will age one year at the close of business on the last day of that month in the following calendar year, and each subsequent year.

    No CDSC is assessed on the value of your account represented by appreciation or additional shares acquired through the automatic reinvestment of dividends or capital gain distributions. Therefore, when you redeem your shares, only the value of the shares in excess of these amounts (i.e., your direct investment) is subject to a CDSC.

    The CDSC will be applied in a manner that results in the CDSC being imposed at the lowest possible rate, which means that the CDSC will be applied against the lesser of your direct investment or the total cost of your shares. The applicability of a CDSC will not be affected by exchanges or transfers of registration, except as described in the SAI.

DISTRIBUTION AND SERVICE FEES

The fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class C shares and the services provided to you by your financial adviser. These annual distribution and service fees may equal up to 1.00% for class C shares (a 0.75% distribution fee and a 0.25% service fee) and are paid out of the assets of this class. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.

4. HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The discussion of "How to Purchase, Exchange and Redeem Shares" is supplemented as follows:

    You may purchase, exchange and redeem class C shares of the fund in the manner described in the prospectus. In addition, you may be eligible to participate in certain investor services and programs to purchase, exchange and redeem these classes of shares, which are described below and in the prospectus under the caption "Investor Services and Programs."

    The maximum investment in class C shares is $1,000,000 per transaction. Class C shares are not available for purchase by any retirement plan qualified under Section 401(a) or 403(b) of the Internal Revenue Code if the plan or its sponsor subscribes to certain recordkeeping services made available by MFSC, such as the MFS Corporate Plan Services 401(k) Plan.

5. INVESTOR SERVICES AND PROGRAMS

The discussion of Purchase and Redemption Programs is supplemented as follows:

    As a shareholder of class C shares, you have available to you a number of services and investment programs as described in the Prospectus under this caption. Some of these services and programs may not be available to you if your shares are held in the name of your financial adviser or if your investment in the fund is made through a retirement plan.

    The discussion about shareholder services and investment programs under "Purchase and Redemption Programs" applies to class C shares, except that the letter of intent and right of accumulation programs are only available to class A shareholders. In addition, the information under "Systematic Withdrawal Plan" is supplemented as follows:

FOR THE SYSTEMATIC WITHDRAWAL PLAN

For class C shares, you can receive up to 10% (15% for certain IRA distributions) of the value of your account through these payments in any one year (measured at the time you establish this plan). You will incur no CDSC on class C shares redeemed under this plan.

               THE DATE OF THIS SUPPLEMENT IS DECEMBER 12, 2000